Long-Term Debt, Net - DVB Loan Agreement and Macquarie Loan Agreement (Details) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 15,700	$ 280	$ 5,950
Repayments of debt			19,497	$ 4,399	$ 3,100
DVB Bank SE
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity	$ 40,000
DVB Bank SE | Tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 19,000
DVB Bank SE | Tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		$ 18,000
DVB Bank SE | Tranche A and Tranche B
Disclosure of detailed information about borrowings [line items]
Repayments of debt			15,010
Macquarie Bank International Limited
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity			13,500
Macquarie Bank International Limited | Artful Advance
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 6,000
Borrowings Number Of Periodic Payments			20
Borrowings Frequency Of Periodic Payment			quarterly
Periodic payment			$ 222
Balloon Payment to be Paid			$ 1,560
Borrowings, maturity			December 2023
Macquarie Bank International Limited | Longevity Advance
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 7,500
Borrowings Number Of Periodic Payments			20
Borrowings Frequency Of Periodic Payment			quarterly
Periodic payment			$ 221
Balloon Payment to be Paid			$ 3,080
Borrowings, maturity			December 2023
Macquarie Bank International Limited | Minimum
Disclosure of detailed information about borrowings [line items]
Fair value of mortgaged vessels to loan outstanding balance ratio			160.00%
Compensating Balance, Amount per vessel			$ 375